other income (Tables)	12 Months Ended
Dec. 31, 2020
other income
Schedule of other income

Years ended December 31 (millions)	Note	2020	2019
Government assistance		$13	$22
Other sublet revenue	19	4	2
Investment income (loss), gain (loss) on disposal of assets and other		(12)	24
Interest income	21(b)	4	4
Changes in business combination-related provisions	25	113	17
		$122	$69